TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2023
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 7 – TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2023	December 31, 2022
Trades payable	$9,700	$40,241
Due to related parties	198,415	37,094
VAT, income and dividend taxes payable	11,558	43,703
Salaries payable	68,396	70,417
	$288,069	$191,455